Trade receivables and contract assets - Schedule of Non-Interest Bearing Trade Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 17,367	$ 11,957
Contract assets	1,028	1,587
Provision for credit notes to be issued	(543)	(848)
Provisions on trade receivables	(2,740)	(2,719)
Net trade receivables	$ 15,112	$ 9,977